SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 15:-	SELECTED STATEMENTS OF INCOME DATA

Financial expenses:

	Year ended December 31,
	2015	2016	2017

Financial expenses:

Interest on short-term and long-term bank credit and bank charges and long-term debt	$(381)	$(299)	$(349)
Realization of foreign currency translation adjustments	-	-	(64)
Foreign exchange loss, net	-	(595)	(4,010)

	(381)	(894)	(4,423)
Financial income:

Interest on short-term and long-term bank deposits	54	303	462
Foreign exchange gains, net	969	-	-

	1,023	303	462

Financial income (expenses), net	$642	$(591)	$(3,961)